Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Cash Flows [Abstract]
Net cash acquired on business acquisition		$ 14,200
Dividends received	$ 3,472	$ 0